Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2023	2024
Unearned revenue	28,469	23,996
Accrued off-hire	3,443	478
Accrued purchases	1,992	4,722
Other accruals	8,284	4,588
Total	42,188	33,784